CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,368)	$ (3,851)	$ (5,002)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	275	230	206
Lease amortization	1,123	1,200	994
Net gain on disposal of assets	0	(25)	(2)
Reversal of guarantee obligations (ASC 460) reserve upon expiration of statute of limitations	(21)	(21)	(21)
Stock-based compensation expense	117	293	603
Recovery of credit losses	(39)	(1,315)	(3,465)
Inventory write-downs	97	133	682
Changes in fair value of equity securities	(165)
Deferred income taxes	154	275	1,135
Changes in operating assets and liabilities
Accounts receivable	3,570	4,802	19,043
Inventories and deferred costs	(1,418)	303	(448)
Prepaid and other assets	(680)	(854)	1,693
Accounts payable	(951)	(5,015)	(6,057)
Income taxes payable	(325)	181	(417)
Customer advances	543	103	(108)
Deferred revenue	(38)		(6)
Other liabilities	(2,331)	(917)	(1,553)
Net cash provided by (used in) operating activities	(4,457)	(4,478)	7,277
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(158)	(255)	(250)
Net cash used in investing activities	(158)	(255)	(250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	4	20
Repurchase of ordinary shares			(13)
Net cash provided by financing activities	0	4	7
Effect of exchange rate changes on cash and cash equivalents	(1,889)	(2,483)	(6,451)
Net increase (decrease) in cash and cash equivalents	(6,504)	(7,212)	583
Cash, cash equivalents and restricted cash at beginning of year	59,647	66,859	66,276
Cash, cash equivalents and restricted cash at end of year	53,143	59,647	66,859
Cash paid:
Income taxes paid	$ 854	$ 963	$ 1,342